ELFUN GOVERNMENT MONEY MARKET FUND

ELFUN TAX-EXEMPT INCOME FUND

ELFUN INCOME FUND

ELFUN DIVERSIFIED FUND

ELFUN INTERNATIONAL EQUITY FUND

ELFUN TRUSTS

(each, a “Fund” and collectively, the “Funds”)

Supplement Dated July 1, 2016

To the Statutory Prospectus dated April 30, 2016 (the “Prospectus”) and

The Summary Prospectuses dated April 30, 2016 (each, a “Summary Prospectus”)

At a Special Meeting of Unitholders of the Funds held on June 22, 2016 (the “Meeting”), the unitholders entitled to vote at the Meeting approved: (1) a new investment advisory and administration agreement for each Fund with SSGA Funds Management, Inc. (“SSGA FM”), pursuant to which SSGA FM will replace GE Asset Management Incorporated (“GEAM”) as investment adviser and administrator to the Funds upon consummation of the sale of the asset management and advisory services business conducted by GEAM and certain of its subsidiaries (the “Transaction”); (2) the election of each of Patrick J. Riley, William L. Boyan, William L. Marshall, Rina K. Spence, Douglas T. Williams and Jeanne M. La Porta as Trustees to the Board of Trustees of each Fund; and (3) manager-of-managers authority with respect to each Fund for SSGA FM, whereby SSGA FM may, subject to approval of the Board of Trustees of each Fund, enter into and materially amend investment sub-advisory agreements with unaffiliated sub-advisers for a Fund without obtaining unitholder approval in each case.

The Transaction closed on July 1, 2016, at which time SSGA FM became the investment adviser and administrator to the Funds. Therefore, effective July 1, 2016: (1) all references to “GE Asset Management Incorporated” or “GEAM” as the current investment adviser or administrator to the Funds are replaced with “SSGA Funds Management, Inc.” or “SSGA FM,” as applicable; (2) all references to “SSGA Funds Management, Inc.” or “SSGA FM” as the current investment sub-adviser to the Elfun Government Money Market Fund are removed; and (3) all references to “GE Investment Distributors, Inc.” or “GEID” as the current distributor to the Funds are replaced with “State Street Global Markets, LLC” or “SSGM,” as applicable.

The Prospectus and Summary Prospectuses are further revised as follows:

On page 1 of the Elfun Trusts’ Summary Prospectus and on page 2 of the Prospectus, the section entitled “Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).

Management Fees[1]	0.14%
Distribution and/or Service (12b-1) Fees	N/A
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.19%
[1]	Restated to reflect current fees.

Expense Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your units at the end of those periods or continue to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$19	$61	$107	$243

On page 1 of the Elfun International Equity Fund’s Summary Prospectus and on page 6 of the Prospectus, the section entitled “Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).

Management Fees[1]	0.21%
Distribution and/or Service (12b-1) Fees	N/A
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.36%
[1]	Restated to reflect current fees.

Expense Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your units at the end of those periods or continue to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$37	$116	$202	$456

On page 1 of the Elfun Income Fund’s Summary Prospectus and on page 10 of the Prospectus, the section entitled “Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).

Management Fees[1]	0.17%
Distribution and/or Service (12b-1) Fees	N/A
Other Expenses[2]	0.14%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.32%
[1]	Restated to reflect current fees.
[2]	Restated to reflect current expenses.

Expense Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your units at the end of those periods or continue to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$33	$103	$180	$406

On page 1 of the Elfun Tax-Exempt Income Fund’s Summary Prospectus and on page 14 of the Prospectus, the section entitled “Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).

Management Fees[1]	0.16%
Distribution and/or Service (12b-1) Fees	N/A
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.20%

1  Restated to reflect current fees.

Expense Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your units at the end of those periods or continue to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$20	$64	$113	$255

On page 1 of the Elfun Diversified Fund’s Summary Prospectus and on page 18 of the Prospectus, the section entitled “Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).

Management Fees[1]	0.17%
Distribution and/or Service (12b-1) Fees	N/A
Other Expenses[2]	0.24%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	0.43%
[1]	Restated to reflect current fees.
[2]	Restated to reflect current expenses.

Expense Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your units at the end of those periods or continue to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$44	$138	$241	$542

On page 1 of the Elfun Government Money Market Fund’s Summary Prospectus and on page 22 of the Prospectus, the section entitled “Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).

Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	N/A
Other Expenses[1]	0.17%
Total Annual Fund Operating Expenses	0.27%

1   Restated to reflect current expenses.

Expense Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your units at the end of those periods or continue to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$28	$87	$152	$343

On page 40 of the Prospectus, under the sub-section entitled “Investment Adviser, Administrator and Sub-Administrator” within the section entitled “About the Investment Adviser, Distributor and Servicing Agent,” the first two paragraphs are deleted in their entirety and replaced with the following:

On March 29, 2016, General Electric Company agreed to sell to State Street Corporation the asset management and advisory services business conducted by GE Asset Management (“GEAM”) and certain of its subsidiaries (the “Transaction”). The Transaction closed on July 1, 2016, resulting in the automatic termination of each Fund’s investment advisory contract and sub-advisory contract (for Funds with sub-advisers). Effective July 1, 2016, SSGA Funds Management, Inc. (“SSGA FM”), became the investment adviser to each Fund and, subject to the supervision of the Board, became responsible for the investment management of each Fund. SSGA FM provides an investment management program for each Fund and manages the investment of the Funds’ assets. SSGA FM is a wholly-owned subsidiary of State Street Corporation (“State Street”) and is registered with the SEC under the Investment Advisers Act of 1940, as amended. SSGA FM and certain other affiliates of State Street make up State Street Global Advisors (“SSGA”). SSGA is one of the world’s largest institutional money managers and the investment management arm of State Street. As of December 31, 2015, SSGA FM managed approximately $384.95 billion in assets and SSGA managed approximately $2.24* trillion in assets. SSGA FM’s principal business address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.

*This AUM includes the assets of the SPDR Gold Trust (approximately $22 billion as of December 31, 2015), for which State Street Global Markets, LLC, an affiliate of SSGA, serves as the distribution agent. Please note that AUM totals are unaudited.

On page 40 of the Prospectus, the sub-section entitled “Management Fees” within the section entitled “About the Investment Adviser, Distributor and Servicing Agent,” is deleted in its entirety and replaced with the following:

Management Fee

As of July 1, 2016, each Fund pays SSGA FM a combined fee for advisory and administrative services that is accrued daily and paid monthly (“Management Fee”). Prior to July 1, 2016, the management and administration fee charged to each Fund by the investment adviser during that period was the reasonable cost, both direct and indirect, incurred by the investment adviser in providing advisory and administration services to the Funds. For the year ended December 31, 2015, the Funds paid the investment adviser the following amounts as a percentage of average net assets for investment management and administration services:

Elfun Trusts	0.11%
Elfun International Equity Fund	0.20%
Elfun Income Fund	0.15%
Elfun Tax-Exempt Income Fund	0.14%
Elfun Diversified Fund	0.15%
Elfun Government Money Market Fund	0.00%*

*Without the voluntary subsidy described below, the Elfun Government Money Market Fund would have paid the investment adviser 0.08% of average net assets for investment management and administration services for the year ended December 31, 2015.

With respect to the Elfun Government Money Market Fund, SSGA FM has voluntarily undertaken to subsidize its management fees and/or certain expenses of the Elfun Government Money Market Fund to the extent necessary to maintain a minimum annualized net yield of 0.00%. This voluntary management fee and/or other expense subsidy may be modified or discontinued by SSGA FM at any time without prior notice. There can be no assurance that these expense subsidies will be sufficient to avoid any loss.

Under a separate sub-administration agreement, SSGA FM has delegated certain administrative functions to State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111 (“State Street Bank”). Under the sub-administration agreement, State Street Bank performs certain back office services to support SSGA FM, including among other things, furnishing financial and performance information about the Funds for inclusion in regulatory filings and Board and unitholder reports; preparing regulatory filings, Board materials and tax returns; performing expense and budgeting functions; performing tax compliance testing; and maintaining books and records.

On page 41 of the Prospectus, the sub-section entitled “Manager of Managers Structure” within the section entitled “About the Investment Adviser, Distributor and Servicing Agent” is deleted in its entirety and replaced with the following:

Manager of Managers Structure

SSGA FM has received an exemptive order from the SEC to operate the funds it manages under a manager of managers structure that permits SSGA FM, with the approval of the Board of Trustees, including a majority of the independent Trustees, to appoint and replace sub-advisers, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Funds without unitholder approval (the “Manager of Managers Structure”). Under the Manager of Managers Structure, SSGA FM has responsibility, subject to oversight of each Fund’s Board of Trustees, for overseeing the Funds’ sub-advisers and recommending to the Board their hiring, termination, or replacement. The SEC order does not apply to any sub-adviser that is affiliated with the Funds or SSGA FM. Notwithstanding the SEC exemptive order, adoption of the Manager of Managers Structure by a Fund also requires prior unitholder approval, which has been obtained for each of the Funds. None of the Funds currently employ a sub-adviser.

The Manager of Managers Structure enables the Funds to operate with greater efficiency and without incurring the expense and delays associated with obtaining unitholder approval for matters relating to sub-advisers or sub-advisory agreements. Operation of a Fund under the Manager of Managers Structure will not: (1) permit management fees paid by a Fund to SSGA FM to be increased without shareholder approval; or (2) diminish SSGA FM’s responsibilities to a Fund, including SSGA FM’s overall responsibility for overseeing the portfolio management services furnished by its sub-advisers. Unitholders will be notified of any changes made to sub-advisers or sub-advisory agreements within 90 days of the change.

On page 42 of the Prospectus, under the sub-section entitled “About the Portfolio Managers – Portfolio Management Teams” within the section entitled “About the Investment Adviser, Distributor and Servicing Agent,” the sixth paragraph is deleted in its entirety.

On page 43 of the Prospectus, the sub-section entitled “About the Sub-Adviser” within the section entitled “About the Investment Adviser, Distributor and Servicing Agent” is deleted in its entirety.

On page 44 of the Prospectus, the sub-section entitled “Who May Purchase Units” within the section entitled “How to Invest” is deleted in in its entirety and replaced with the following:

Units of any of the six Elfun Funds may be purchased or held by the following as determined at the time the account is opened:

1. General Electric (“GE”) employees;

2. GE retirees;

3. GE Board members;

4. GE or its subsidiaries;

5. Surviving un-remarried spouses of GE employees, GE retirees or GE Board members;

6. Immediate family members of GE employees, GE retirees or GE Board members, including immediate family members of unitholders who are former GE employees or GE Board members;

7. Trusts for the sole benefit of (a) GE employees, (b) GE retirees, or (c) GE Board members, or immediate family members of (a), (b), or (c);

8. Estate planning vehicles for the benefit of lineal descendants (such as grandchildren and great-grandchildren) of GE employees, GE retirees, or GE Board members; and

9. Such others as the Trustees of the Funds may permit.

Immediate family is defined as a parent, spouse of parent, spouse, brother, sister, child, spouse of child, or grandchild (including blood, step, and adoptive relationships).

This Supplement should be retained with your

Summary Prospectuses and Prospectus for future reference.